Document and Entity Information	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Entity File Number	001-34819
Entity Registrant Name	Green Dot Corporation
Entity Central Index Key	0001386278
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4766827
Entity Address, Address Line One	1675 N. Freedom Blvd (200 West) Building 1
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	626
Local Phone Number	765-2000
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GDOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false